Summary of Significant Accounting Policies - Summary Of Impacts Of Adoption Of IFRS 16 On Financial Statements And Related Hypothetical Results (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statement [Line Items]
Network, operation and support expenses	¥ (46,286)	$ (7,094)	¥ (43,236)	¥ (55,077)
Other operating expenses	(70,237)	(10,764)	(64,480)	(62,561)
Share of net profit of associates	1,588	243	1,359	2,477
Income before income tax	16,027	2,456	14,167	13,081
Net income for the year	12,577	1,928	11,372	10,257
Cash generated from operations	107,428	16,464	94,952	93,882
Net cash inflow from operating activities	105,551	16,176	93,678	92,387
Net cash outflow from financing activities	¥ (25,210)	$ (3,864)	(29,765)	(34,058)
As Reported Under IFRS 16 [member]
Statement [Line Items]
Depreciation and amortization			(83,080)
Network, operation and support expenses			(43,236)
Other operating expenses			(64,480)
Finance costs			(2,123)
Share of net profit of associates			1,359
Income before income tax			14,167
Net income for the year			11,372
Cash generated from operations			94,952
Net cash inflow from operating activities			93,678
Capital element of lease rentals paid			(11,123)
Net cash outflow from financing activities			(29,765)
Increase Due To Depreciation And Interest Expense Under IFRS 16 [member]
Statement [Line Items]
Depreciation and amortization			10,579
Finance costs			1,349
Share of net profit of associates			37
Income before income tax			11,965
Net income for the year			11,965
Decrease In Amounts Related To Operating Lease Under IAS 17 [member]
Statement [Line Items]
Network, operation and support expenses			(11,345)
Other operating expenses			(192)
Income before income tax			(11,537)
Net income for the year			(11,537)
Cash generated from operations			(10,883)
Net cash inflow from operating activities			(10,883)
Capital element of lease rentals paid			10,883
Net cash outflow from financing activities			10,883
Hypothetical Amounts Recognized As if Under IAS 17 [member]
Statement [Line Items]
Depreciation and amortization			(72,501)
Network, operation and support expenses			(54,581)
Other operating expenses			(64,672)
Finance costs			(774)
Share of net profit of associates			1,396
Income before income tax			14,595
Net income for the year			11,800
Cash generated from operations			84,069
Net cash inflow from operating activities			82,795
Capital element of lease rentals paid			(240)
Net cash outflow from financing activities			¥ (18,882)
Comparison Of Hypotheticals Amounts Under IAS 17 With Prior Period [member]
Statement [Line Items]
Depreciation and amortization				(75,777)
Network, operation and support expenses				(55,077)
Other operating expenses				(62,561)
Finance costs				(1,625)
Share of net profit of associates				2,477
Income before income tax				13,081
Net income for the year				10,257
Cash generated from operations				93,882
Net cash inflow from operating activities				92,387
Net cash outflow from financing activities				¥ (34,058)